Deposit Liabilities (Schedule of Maturities For Total Time Deposits) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 31,084
One year or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	15,688
Two years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	6,133
Three years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	4,336
Four years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	3,545
Five years or less [Member]
Schedule of Maturities For Total Time Deposits [Line Items]
Time Deposits	$ 1,382